Segment and Geographical Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 279,007	$ 209,478	$ 159,290
Two customers
Disclosure of operating segments [line items]
Revenues		$ 52,144	$ 50,760